Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and on hand - non restricted	$ 368,381	$ 588,690
Cash at bank and on hand - restricted	254,308	279,811
Cash and cash equivalents	622,689	868,501	$ 562,795	$ 631,542
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	318,071	575,567
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	230,136	196,431
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	38,268	40,561
Mexican, Peso [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	4,926	23,570
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	21,156	21,114
Others [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 10,132	$ 11,258